Accounts Payable - An aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable
Accounts payable	$ 36,327	$ 71,115
Not later than 3 months
Accounts Payable
Accounts payable	33,233	60,553
Between 3 months to 6 months
Accounts Payable
Accounts payable	1,058	7,216
Between 6 months to 1 year
Accounts Payable
Accounts payable	941	2,137
Later than 1 year
Accounts Payable
Accounts payable	$ 1,095	$ 1,209